The Tocqueville Opportunity Fund
Schedule of Investments as of January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks - 102.4%
Banks - 0.4%
Signature Bank	2,500	$354,725
Capital Goods - 9.4%
AMETEK, Inc.	6,000	582,900
Dover Corp.	2,000	227,700
Graco, Inc.	5,000	265,750
HEICO Corp.	6,343	776,574
Hexcel Corp.	3,000	222,660
Hubbell, Inc.	2,500	358,075
Huntington Ingalls Industries, Inc.	1,000	261,000
IDEX Corp.	2,500	409,625
L3Harris Technologies, Inc.	2,500	553,325
Lennox International, Inc.	1,300	302,874
Masco Corp.	5,500	261,360
Nordson Corp.	2,000	337,720
Rockwell Automation, Inc.	1,700	325,822
SiteOne Landscape Supply, Inc. (a)	2,000	193,100
TransDigm Group, Inc.	2,325	1,495,626
United Rentals, Inc. (a)	1,700	230,673
Watsco, Inc.	1,500	260,880
Woodward, Inc.	5,500	639,705
		7,705,369
Commercial & Professional Services - 6.1%
Cintas Corp.	3,000	836,910
Copart, Inc. (a)	7,000	710,220
CoStar Group, Inc. (a)	1,000	652,990
Equifax, Inc.	2,500	374,750
IHS Markit Ltd. (a)(b)	8,000	630,880
TransUnion	8,500	779,450
Verisk Analytics, Inc.	6,000	974,820
		4,960,020
Consumer Services - 1.6%
Bright Horizons Family Solutions, Inc. (a)	6,000	982,380
Planet Fitness, Inc. - Class A (a)	4,500	363,555
Restaurant Brands International LP	37	2,254
		1,348,189
Diversified Financials - 4.8%
Apollo Global Management, Inc.	21,000	993,720
Brookfield Asset Management, Inc. - Class A (b)	7,000	428,470
Evercore, Inc. - Class A	2,500	191,550
MarketAxess Holdings, Inc.	1,250	442,725
MSCI, Inc.	2,000	571,600
S&P Global, Inc.	2,500	734,325
Tradeweb Markets, Inc. - Class A	12,000	554,160
		3,916,550
Health Care Equipment & Services - 7.9%
1Life Healthcare, Inc. (a)	32,500	717,275
DexCom, Inc. (a)	7,000	1,685,250
IDEXX Laboratories, Inc. (a)	3,500	948,535
Insulet Corp. (a)	6,000	1,164,240
Intuitive Surgical, Inc. (a)	1,400	783,692

Tandem Diabetes Care, Inc. (a)	4,500	342,180
Veeva Systems, Inc. - Class A (a)	5,500	806,355
		6,447,527
Materials - 1.7%
Crown Holdings, Inc. (a)	3,500	259,105
Martin Marietta Materials, Inc.	1,500	395,700
Vulcan Materials Co.	5,000	708,150
		1,362,955
Media & Entertainment - 0.6%
Cardlytics, Inc. (a)	2,000	167,840
Roku, Inc. (a)	2,500	302,375
		470,215
Pharmaceuticals, Biotechnology & Life Sciences - 10.8%
ACADIA Pharmaceuticals, Inc. (a)	13,000	519,220
Acceleron Pharma, Inc. (a)	2,000	181,560
Agios Pharmaceuticals, Inc. (a)	3,000	146,190
Alnylam Pharmaceuticals, Inc. (a)	3,000	344,370
Avantor, Inc. (a)	10,000	184,700
Bio-Techne Corp.	1,200	251,964
Charles River Laboratones International, Inc. (a)	2,400	370,992
Esperion Therapeutics, Inc. (a)	5,500	297,440
Galapagos NV (a)(b)	5,500	1,232,768
Genmab A/S (a)(b)	3,000	693,465
Immunomedics, Inc. (a)	35,000	649,950
Iovance Biotherapeutics, Inc. (a)	60,000	1,304,400
Ironwood Pharmaceuticals, Inc. (a)	25,000	302,000
Mirati Therapeutics, Inc. (a)	2,000	173,660
Neurocrine Biosciences, Inc. (a)	10,000	1,000,800
Reata Pharmaceuticals, Inc. - Class A (a)	4,000	875,160
Seattle Genetics, Inc. (a)	2,500	270,975
		8,799,614
Retailing - 0.9%
Five Below, Inc. (a)	2,500	283,050
Pool Corp.	2,000	438,600
		721,650
Software & Services - 58.2%
Adobe, Inc. (a)	4,500	1,580,130
ANSYS, Inc. (a)	1,500	411,495
Aspen Technology, Inc. (a)	2,000	237,960
Atlassian Corp. PLC - Class A (a)(b)	3,500	514,500
Avalara, Inc. (a)	3,000	255,420
Booz Allen Hamilton Holding Corp.	4,500	351,180
Cadence Design Systems, Inc. (a)	5,000	360,550
Coupa Software, Inc. (a)	15,500	2,497,825
DocuSign, Inc. (a)	2,000	157,020
EPAM Systems, Inc. (a)	1,000	228,140
Euronet Worldwide, Inc. (a)	3,500	551,740
Fair Isaac Corp. (a)	1,500	603,570
Fidelity National Information Services, Inc.	14,986	2,152,889
Fiserv, Inc. (a)	19,575	2,321,790
Fortinet, Inc. (a)	4,500	519,120
Global Payments, Inc.	14,031	2,742,359
Guidewire Software, Inc. (a)	2,500	281,250
MongoDB, Inc. (a)	2,500	409,775
Okta, Inc. (a)	21,000	2,689,050
Paycom Software, Inc. (a)	10,500	3,340,680
Paylocity Holding Corp. (a)	22,500	3,192,525

Proofpoint, Inc. (a)	2,000		245,620
ServiceNow, Inc. (a)	17,000		5,749,910
Shopify, Inc. - Class A (a)(b)	11,500		5,355,090
Splunk, Inc. (a)	9,000		1,397,340
The Trade Desk, Inc. - Class A (a)	2,000		538,360
Twilio, Inc. - Class A (a)	19,000		2,362,460
Tyler Technologies, Inc. (a)	1,000		323,680
WEX, Inc. (a)	5,000		1,084,600
Workday, Inc. - Class A (a)	19,500		3,600,285
Zendesk, Inc. (a)	16,000		1,382,400
			47,438,713
Total Common Stocks (Cost $44,755,147)			83,525,527

Purchased Options - 0.3%	Contracts	Notional Amount
Capital Goods - 0.0%
Spirit AeroSystems Holdings, Inc.
Expiration: April 2020, Exercise Price $85.00 (a)	150	$ 1,275,000	5,250
Software & Services - 0.3%
Fidelity National Information Services, Inc.
Expiration: April 2020, Exercise Price $140.00 (a)	225	3,150,000	204,750
Total Purchased Options (Cost $162,368)			210,000

Short-Term Investment - 0.0%	Shares
Money Market Fund - 0.0%
STIT-Treasury Portfolio - Institutional Class, 1.464% (c)	898		898
Total Short-Term Investment (Cost $898)			898

Total Investments (Cost $44,918,413) - 102.7%			83,736,425
Liabilities in Excess of Other Assets - (2.7)%			(2,206,200)
Total Net Assets - 100.0%			$81,530,225

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued Security. Foreign Concentration (including ADR's) was as follows: Belgium 1.5%; Bermuda 0.8%; Canada 7.1%; Denmark 0.9%; United Kingdom 0.6%.
(c)	Rate listed is the 7-day effective yield.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.